Taxation - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	$ (202,339)	$ (71,862)	$ (239,996)
Deferred income tax (expense)/benefit	(26,207)	123,328	211,230
Total income tax (expense)/benefit	$ (228,546)	$ 51,466	$ (28,766)